Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 191,419	$ 170,487	$ 89,780
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	6,646	1,972	(5,597)
Unrealized gains (losses) on derivative instruments, net of tax	(16,301)	24,885	(20,025)
Pension and post-retirement benefit plans, net of tax	16,921	(4,956)	(15,807)
Unrealized gains (losses) on available-for-sale marketable securities	1,059	781	3,663
Other comprehensive income (loss), net of tax, portion attributable to parent	8,325	22,682	(37,766)
Total comprehensive income	199,744	193,169	52,014
Less: comprehensive (income) loss attributable to non-controlling interest	(8,546)	(4,128)	4
Comprehensive income attributable to Elbit Systems Ltd.'s shareholders	$ 191,198	$ 189,041	$ 52,018